Income Taxes (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Domestic income loss																	$ (22,954)	$ (24,550)	$ (9,492)
Foreign income																	347,801	344,529	305,923
Income before income taxes	$ 83,919	[1]	$ 87,203	[1]	$ 90,485	[1]	$ 63,240	[1]	$ 76,859	[1]	$ 84,847	[1]	$ 77,018	[1]	$ 81,255	[1]	$ 324,847	$ 319,979	$ 296,431

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.